Exploration for and evaluation of oil and natural gas resources	12 Months Ended
Dec. 31, 2024
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration for and evaluation of oil and natural gas resources	Exploration for and evaluation of oil and natural gas resources
The following financial information represents the amounts included within the group totals relating to activity associated with the exploration for and evaluation of oil and natural gas resources. All such activity is recorded within the gas & low carbon energy and oil production & operations segments.
For information on significant judgements made in relation to oil and natural gas accounting see Intangible assets in Note 1.

			$ million
	2024	2023	2022
Exploration and evaluation costs
Exploration expenditure written off	767	746	385
Other exploration costs	207	251	200
Exploration expense for the year	974	997	585
Impairment losses	6	20	2
Intangible assets – exploration and appraisal expenditure[a]	4,438	4,328	4,213
Liabilities	76	109	88
Net assets	4,362	4,219	4,125
Cash used in operating activities	207	251	200
Cash used in investing activities	1,513	1,039	909
aAmount capitalized at 31 December 2024, 2023 and 2022 relates to assets in various regions. This includes $746 million in the North Africa region (2023 $593 million, 2022 $410 million), $651 million in the Azerbaijan Georgia and Turkiye region (2023 $631 million, 2022 $539 million) and $543 million in the Middle East region (2023 $589 million, 2022 $639 million).